COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2019
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

22. COMMITMENTS AND CONTINGENCIES

The Group leases its offices and facilities under non-cancelable operating lease agreements. Rental expenses were RMB4,896,922,  RMB7,306,686 and RMB10,931,713 for the years ended December 31, 2017, 2018 and 2019, respectively.

As of December 31, 2019, future minimum lease commitments, all under office and facilities non-cancelable operating lease agreements, were as follows:

Year ending December 31,	RMB
2020	11,817,396
2021	11,278,557
2022	10,131,766
2023	10,131,766
2024	10,131,766

Except for those disclosed above, the Group did not have any significant capital or other commitments, long-term obligations, or guarantees as of December 31, 2019.